Warrants (Details) - USD ($)		1 Months Ended			3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 14, 2021	Jun. 23, 2023	Jun. 22, 2023	Dec. 16, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Private warrants shares						8,624,991			8,625,000
Warrant price (in Dollars per share)						$ 0.01			$ 0.01
Common stock exceeds price (in Dollars per share)						$ 16.5			16.5
Liabilities (in Dollars)					$ 1,677,025	$ 1,677,025
Other (income) expense (in Dollars)					29,657,015	$ 26,819,502
Common stock exercise price (in Dollars per share)						$ 11.5			$ 11.5
Private warrants description						The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $2.07, no assumed dividends, a risk-free rate of 4.27%, and implied volatility of 59.2%. The change in the value of the Private Warrants during the three and six months ended June 30, 2023, totaled $(23,799) and $(257,563), respectively, and was reported with other (income) expense in our condensed consolidated statements of operations.			The Private Warrants, which are accounted for as liabilities in our consolidated balance sheets, were valued as of December 31, 2022 at $1,934,588. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $3.74, no assumed dividends, a risk-free rate of 4.03% and implied volatility of 36.9%. The change in value of the Private Warrants during the year ended December 31, 2022 totaled $(497,307) and was reported with other (income) expense in our consolidated statements of operations.
Aggregate shares			2,922,425
Warrants issued			2,922,425
Stock options exercised		165,713								31,255
Common stock shares		165,713							3,100,000
Warrants issued		165,713
Warrant attributable amount (in Dollars)					$ 590,266	$ 590,266
Proceeds from exercise warrants (in Dollars)						$ 338,055
Common stock price (in Dollars per share)						$ 10			$ 10
Warrant liabilities (in Dollars)									$ 2,276,136
Warrants expire term					10 years	10 years
Estimated amount (in Dollars)									$ 28,477,618
Public Warrants [Member]
Warrants (Details) [Line Items]
Common stock price (in Dollars per share)						$ 11.5
Liabilities (in Dollars)					$ 1,921,650	$ 1,921,650
Common stock price (in Dollars per share)									$ 11.5
Private Warrants [Member]
Warrants (Details) [Line Items]
Private warrants shares						7,175,000			7,175,000
Debenture Warrants [Member]
Warrants (Details) [Line Items]
Common stock price (in Dollars per share)						$ 20
Common stock price (in Dollars per share)									$ 20
Purchase agreement, shares issued									2,922,425
Warrants expire term									10 years
SPA Warrants [Member]
Warrants (Details) [Line Items]
Liabilities (in Dollars)					2,248,382	$ 2,248,382
Warrant attributable amount (in Dollars)					$ 20,949,110	20,949,110			$ 20,949,110
Proceeds from exercise warrants (in Dollars)						$ 338,039
Warrant [Member]
Warrants (Details) [Line Items]
Aggregate exercise price (in Dollars per share)					$ 20	$ 20
Warrant price (in Dollars per share)			$ 20			$ 20
Weighted Average [Member]
Warrants (Details) [Line Items]
Warrant price (in Dollars per share)			3.28
Minimum [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)			2.04
Maximum [Member]
Warrants (Details) [Line Items]
Warrant exercise price (in Dollars per share)			$ 4.64
CleanTech Acquisition Corp [Member]
Warrants (Details) [Line Items]
Redeemable warrants of shares							15,800,000	15,800,000		15,800,000
Public warrants							8,625,000			8,625,000
Private placement warrants							3,036,735			3,036,735
Warrant expire term							5 years			5 years
Warrants exercise description							The private warrants will be identical to the public warrants underlying the units being offered by the Company’s prospectus except that (i) each private warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by CleanTech Investments will not be exercisable more than five years from the effective date of the registration statement, of which the Company’s prospectus forms a part, in accordance with FINRA Rule 5110(g)(8), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these private warrants.			The private warrants will be identical to the public warrants underlying the units being offered by the Company’s prospectus except that (i) each private warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by CleanTech Investments will not be exercisable more than five years from the effective date of the registration statement, of which the Company’s prospectus forms a part, in accordance with FINRA Rule 5110(g)(8), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these private warrants.
Public warrants exercisable, description							The Company may call the outstanding warrants for redemption (excluding the private warrants but including any warrants already issued upon exercise of the unit purchase option), in whole and not in part, at a price of $0.01 per warrant: ●at any time while the warrants are exercisable, ●upon not less than 30 days’ prior written notice of redemption to each warrant holder, ●if, and only if, the reported last sale price of the shares of common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and ●if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.			The Company may call the outstanding warrants for redemption (excluding the private warrants but including any warrants already issued upon exercise of the unit purchase option), in whole and not in part, at a price of $0.01 per warrant: ●at any time while the warrants are exercisable, ●upon not less than 30 days’ prior written notice of redemption to each warrant holder, ●if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and ●if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
Description of business combination							In addition, if the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a newly issued price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial stockholders or their affiliates, without taking into account any founder shares or private warrants held by them, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the $16.50 per share redemption trigger price described below under will be adjusted (to the nearest cent) to be equal to 165% of the market value (the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the consummation of an initial Business Combination).			In addition, if the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a newly issued price of less than $9.20 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial stockholders or their affiliates, without taking into account any founder shares or private warrants held by them, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the $16.50 per share redemption trigger price described below under will be adjusted (to the nearest cent) to be equal to 165% of the market value (the volume weighted average trading price of the Common Stock during the 20 trading day period starting on the trading day prior to the consummation of an initial Business Combination).
Warrant issued							15,800,000			15,800,000
Warrant price (in Dollars per share)				$ 20
Warrant exercise price (in Dollars per share)							$ 20
Common stock price (in Dollars per share)	$ 10
Number of share							1
CleanTech Acquisition Corp [Member] | Private Placement [Member]
Warrants (Details) [Line Items]
Private placement warrants										7,175,000
Aggregate exercise price (in Dollars per share)							$ 1			$ 1
Warrant attributable amount (in Dollars)							$ 7,175,000
CleanTech Acquisition Corp [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Aggregate exercise price (in Dollars per share)							$ 11.5			$ 11.5
Public Warrants [Member]
Warrants (Details) [Line Items]
Other (income) expense (in Dollars)					$ 35,241	$ 354,488
SPA Warrants [Member]
Warrants (Details) [Line Items]
Aggregate shares			1,890,066